RELATED PARTY TRANSACTIONS - Narrative (Details) $ in Millions	6 Months Ended
	Jun. 30, 2022 USD ($)	Jun. 30, 2022 CHF (SFr)	Jun. 30, 2021 USD ($)
Front Ocean Management AS
Related Party Transaction [Line Items]
Total related party transactions	$ 0.2
Frontline Management
Related Party Transaction [Line Items]
Total related party transactions	0.2		$ 0.3
Flex LNG Fleet Management AS | Technical Management
Related Party Transaction [Line Items]
Total related party transactions	1.7		1.7
Flex LNG Fleet Management AS | Consultancy Services
Related Party Transaction [Line Items]
Total related party transactions	$ 0.0		$ 0.3
Flex LNG Fleet Management AS | Consultancy Services | Maximum
Related Party Transaction [Line Items]
Total related party transactions | SFr		SFr 437,995